SCHEDULE OF LEASE LIABILITY MATURITY (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Lease
2025	$ 5,928	$ 7,878
2026	8,114	8,114
2027	5,517	5,517
Total payments	19,559	21,509
Less interest	12,181	13,977
Total liability	$ 7,378	$ 7,532